Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	PRE 14A
Entity Registrant Name	NEXENTIS TECHNOLOGIES INC.
Entity Central Index Key	0001789192
Amendment Flag	false